T. ROWE PRICE Institutional Floating Rate Fund
August 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 86.4% (1)
Aerospace & Defense 1.2%
Brown Group Holding, FRN, 1M TSFR
+ 3.75%, 6.272%, 6/9/22 (2) 8,620 8,489
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 6.024%, 4/6/26  15,581 14,993
Peraton, FRN, 1M USD LIBOR +
3.75%, 6.274%, 2/1/28  7,843 7,608
Peraton, FRN, 1M USD LIBOR +
7.75%, 10.141%, 2/1/29  6,850 6,504
Spirit AeroSystems, FRN, 1M USD
LIBOR + 3.75%, 6.274%, 1/15/25  24,084 23,873
TransDigm, FRN, 1M USD LIBOR +
2.25%, 4.774%, 12/9/25  7,813 7,599
69,066
Airlines 3.8%
AAdvantage Loyalty IP, FRN, 1M USD
LIBOR + 4.75%, 7.46%, 4/20/28  57,780 56,793
Air Canada, FRN, 1M USD LIBOR +
3.50%, 6.421%, 8/11/28  4,310 4,160
American Airlines, FRN, 3M USD
LIBOR + 1.75%, 4.243%, 6/27/25  10,480 9,695
American Airlines, FRN, 3M USD
LIBOR + 2.00%, 4.391%, 12/15/23  12,786 12,619
KKR Apple Bidco, FRN, 1M USD
LIBOR + 2.75%, 5.274%, 9/22/28  25,983 25,350
KKR Apple Bidco, FRN, 1M USD
LIBOR + 5.75%, 8.274%, 9/21/29  4,865 4,709
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 7.313%, 6/21/27  57,950 58,774
SkyMiles IP, FRN, 3M USD LIBOR +
3.75%, 6.46%, 10/20/27  15,000 15,180
United Airlines, FRN, 1M USD LIBOR +
3.75%, 6.533%, 4/21/28  35,738 34,686
221,966
Automotive 2.2%
Adient U.S., FRN, 1M USD LIBOR +
3.25%, 5.774%, 4/10/28  4,702 4,599
American Auto Auction Group, FRN,
1M TSFR + 5.00%, 7.054%, 12/30/27  9,287 8,579
Autokiniton U.S. Holdings, FRN, 1M
USD LIBOR + 4.50%, 6.873%, 4/6/28  11,033 10,681
Clarios Global, FRN, 1M USD LIBOR +
3.25%, 5.774%, 4/30/26  9,410 9,146
Dexko Global, FRN, 1M USD LIBOR +
3.75%, 5.801%, 10/4/28  4,834 4,616
Driven Holdings, FRN, 1M USD LIBOR
+ 3.00%, 3.517%, 12/17/28 (3) 15,413 14,950
LS Group OpCo Acquistion, FRN, 1M
USD LIBOR + 3.25%, 6.58%, 11/2/27  7,810 7,592
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 4.00%, 6.375%,
5/4/28 (2) 29,336 28,552
Tenneco, FRN, 3M USD LIBOR +
3.00%, 5.524%, 10/1/25  13,187 13,008
Wand NewCo 3, FRN, 1M USD LIBOR
+ 3.00%, 5.524%, 2/5/26 (2) 31,229 29,918
131,641
Par/Shares $ Value
(Amounts in 000s)
‡
Broadcasting 3.4%
Clear Channel Outdoor Holdings, FRN,
1M USD LIBOR + 3.50%, 6.305%,
8/21/26  29,304 27,078
CMG Media, FRN, 1M USD LIBOR +
3.50%, 6.024%, 12/17/26 (2) 34,260 33,190
EW Scripps, FRN, 1M USD LIBOR +
2.75%, 5.274%, 1/7/28  29,775 29,313
Gray Television, FRN, 1M USD LIBOR
+ 3.00%, 5.373%, 12/1/28  11,224 11,040
iHeartCommunications, FRN, 1M USD
LIBOR + 3.25%, 5.774%, 5/1/26  36,799 35,530
NEP Group, FRN, 3M USD LIBOR +
3.25%, 5.774%, 10/20/25  5,969 5,703
NEP Group, FRN, 3M USD LIBOR +
7.00%, 9.524%, 10/19/26  3,845 3,473
Univision Communications, FRN, 1M
TSFR + 4.25%, 6.254%, 6/10/29  7,335 7,188
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 5.774%, 3/15/26  15,087 14,715
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 5.774%, 1/31/29  30,548 29,578
196,808
Building Products 0.9%
Chariot Buyer, FRN, 1M USD LIBOR +
3.50%, 6.024%, 11/3/28  21,303 20,238
CP Atlas Buyer, FRN, 1M USD LIBOR +
3.75%, 6.274%, 11/23/27  2,880 2,661
Hunter Douglas, FRN, 1M TSFR +
3.50%, 6.34%, 2/26/29  14,215 12,388
Specialty Building Products Holdings,
FRN, 1M USD LIBOR + 3.75%,
6.118%, 10/15/28  6,082 5,777
SRS Distribution, FRN, 1M TSFR +
3.60%, 6.177%, 6/4/28  2,862 2,747
SRS Distribution, FRN, 1M USD LIBOR
+ 3.50%, 6.306%, 6/2/28  7,709 7,439
51,250
Cable Operators 1.1%
Altice France, FRN, 3M USD LIBOR +
3.69%, 6.20%, 1/31/26  7,241 6,990
Altice France, FRN, 3M USD LIBOR +
4.00%, 6.905%, 8/14/26  24,246 23,445
Cablevision Lightpath, FRN, 1M USD
LIBOR + 3.25%, 5.641%, 11/30/27  4,024 3,951
Directv Financing, FRN, 1M USD
LIBOR + 5.00%, 7.524%, 8/2/27  18,553 17,714
Eagle Broadband Investments, FRN,
1M USD LIBOR + 3.00%, 5.313%,
11/12/27  6,866 6,700
Radiate Holdco, FRN, 1M USD LIBOR
+ 3.25%, 5.774%, 9/25/26  9,103 8,670
67,470
Chemicals 1.7%
Aruba Investments Holdings, FRN,
1M USD LIBOR + 4.00%, 6.444%,
11/24/27  15,822 15,189
Aruba Investments Holdings, FRN,
1M USD LIBOR + 7.75%, 10.194%,
11/24/28  6,540 6,123

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Avient, FRN, 1M TSFR + 3.25%,
7/27/29 (2)(3) 8,000 7,960
CP Iris Holdco I, FRN, 1M USD LIBOR
+ 3.50%, 5.602%, 10/2/28 (4) 12,839 12,176
CP Iris Holdco I, FRN, 1M USD LIBOR
+ 7.00%, 9.524%, 10/1/29 (3) 1,480 1,391
Eco Services Operations, FRN, 1M
USD LIBOR + 2.50%, 5.306%, 6/9/28  4,722 4,618
LSF11 A5 HoldCo, FRN, 1M TSFR +
5.63%, 6.07%, 10/15/28  14,520 14,180
Nouryon USA, FRN, 1M USD LIBOR +
3.00%, 5.25%, 10/1/25 (2) 12,134 11,809
Vibrantz Technologies, FRN, 3M TSFR
+ 4.25%, 6.977%, 2/2/92  7,860 7,020
WR Grace Holdings, FRN, 3M USD
LIBOR + 3.75%, 6.063%, 9/22/28  18,872 18,479
98,945
Consumer Products 1.0%
ABG Intermediate Holdings 2, FRN, 1M
USD LIBOR + 3.25%, 5.774%, 9/27/24  8,943 8,824
Amer Sports Holding, FRN, 3M
EURIBOR + 4.50%, 5.131%, 3/30/26
(EUR)  6,760 6,512
Life Time, FRN, 1M USD LIBOR +
4.75%, 7.82%, 12/16/24  7,269 7,161
Olaplex, FRN, 1M TSFR + 3.75%,
6.391%, 2/16/29 (3) 24,903 24,093
Peloton Interactive, FRN, 1M TSFR +
6.50%, 8.346%, 5/25/27  3,635 3,562
PLNTF Holdings, FRN, 1M USD LIBOR
+ 8.00%, 10.096%, 3/22/26 (3) 3,776 3,663
United PF Holdings, FRN, 1M USD
LIBOR + 8.50%, 10.75%, 12/30/26 (3) 5,159 4,985
58,800
Container 1.1%
Charter Next Generation, FRN, 1M
USD LIBOR + 3.75%, 6.556%, 12/1/27  54,518 52,862
Kouti, FRN, 3M EURIBOR + 3.17%,
3.757%, 8/31/28 (EUR)  3,380 3,193
Proampac PG Borrower, FRN, 1M USD
LIBOR + 3.75%, 6.458%, 11/3/25  7,882 7,652
63,707
Energy 1.4%
Brazos Delaware II, FRN, 3M USD
LIBOR + 4.00%, 6.368%, 5/21/25  9,085 8,987
Citgo Holding, FRN, 1M USD LIBOR +
7.00%, 9.524%, 8/1/23  3,323 3,315
CQP Holdco, FRN, 1M USD LIBOR +
3.75%, 6.00%, 6/5/28  7,696 7,537
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 4.50%, 8/11/29 (2) 11,995 11,808
Medallion Midland Acquisition, FRN,
1M USD LIBOR + 3.75%, 6.274%,
10/18/28  24,131 23,739
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 7.274%, 3/11/26  23,330 22,189
Southwestern Energy, FRN, 1M TSFR
+ 2.50%, 4.704%, 6/22/27  3,183 3,151
80,726
Par/Shares $ Value
(Amounts in 000s)
‡
Entertainment & Leisure 4.3%
Alchemy Copyrights, FRN, 1M USD
LIBOR + 3.00%, 5.373%, 3/10/28 (3) 24,768 24,397
AMC Entertainment Holdings, FRN, 3M
USD LIBOR + 3.00%, 5.38%, 4/22/26  10,386 8,892
Delta 2, FRN, 3M USD LIBOR + 2.50%,
5.024%, 2/1/24  24,376 24,142
Dorna Sports, FRN, 3M EURIBOR +
3.75%, 3.75%, 2/3/29 (EUR)  4,585 4,432
Pug, FRN, 1M USD LIBOR + 4.25%,
6.774%, 2/13/27 (3) 16,648 15,691
SeaWorld Parks & Entertainment, FRN,
1M USD LIBOR + 3.00%, 5.563%,
8/25/28  48,285 47,415
SMG U.S. Midco 2, FRN, 1M USD
LIBOR + 2.50%, 5.024%, 1/23/25  10,974 10,572
UFC Holdings, FRN, 1M USD LIBOR +
2.75%, 5.52%, 4/29/26 (2) 85,839 83,264
William Morris Endeavor
Entertainment, FRN, 3M USD LIBOR +
2.75%, 5.28%, 5/18/25 (2) 33,261 32,113
250,918
Financial 12.1%
Acrisure, FRN, 1M USD LIBOR +
3.50%, 6.024%, 2/15/27  19,250 18,404
Acrisure, FRN, 1M USD LIBOR +
3.75%, 6.274%, 2/15/27  21,049 20,207
Acrisure, FRN, 1M USD LIBOR +
4.25%, 6.774%, 2/15/27  21,288 20,632
Advisor Group Holdings, FRN, 1M USD
LIBOR + 4.50%, 7.024%, 7/31/26  4,774 4,647
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.25%, 5.774%, 5/9/25  23,102 22,619
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.50%, 5.877%, 11/5/27  54,135 52,619
Allspring Buyer, FRN, 1M TSFR +
4.00%, 6.054%, 11/1/28  2,855 2,830
Allspring Buyer, FRN, 3M USD LIBOR
+ 4.00%, 6.054%, 11/1/28  4,191 4,129
Apollo Commercial Real Estate
Finance, FRN, 1M USD LIBOR +
3.50%, 5.944%, 3/11/28 (3) 4,060 3,898
Apollo Commercial Real Estate
Finance, FRN, 3M USD LIBOR +
2.75%, 5.274%, 5/15/26 (3) 2,393 2,297
Aretec Group, FRN, 3M USD LIBOR +
4.25%, 6.705%, 10/1/25  50,541 49,340
Armor Holdco, FRN, 1M USD LIBOR +
4.50%, 6.75%, 12/11/28  4,321 4,234
AssuredPartners, FRN, 1M TSFR +
3.50%, 5.955%, 2/12/27  26,040 25,299
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 6.024%, 2/12/27  24,253 23,533
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 6.024%, 2/12/27  9,087 8,828
Blackstone Mortgage Trust, FRN, 1M
TSFR + 3.50%, 5.955%, 5/9/29 (3) 6,165 6,011
Citadel Securities, FRN, 1M TSFR +
3.00%, 2/2/28 (2) 6,705 6,576

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Claros Mortgage Trust, FRN, 1M TSFR
+ 4.50%, 6.993%, 8/9/26 (3) 4,908 4,774
Deerfield Dakota Holding, FRN, 1M
TSFR + 5.00%, 7.563%, 4/9/27  7,143 6,951
Edelman Financial Engines Center,
FRN, 1M USD LIBOR + 3.50%,
6.024%, 4/7/28 (2) 6,299 6,033
Edelman Financial Engines Center,
FRN, 3M USD LIBOR + 6.75%,
9.274%, 7/20/26  13,794 12,599
EIG Management, FRN, 3M USD
LIBOR + 3.75%, 6.274%, 2/24/25  9,205 9,021
Focus Financial Partners, FRN, 1M
USD LIBOR + 2.50%, 5.024%, 6/30/28  8,187 8,030
Hightower Holding, FRN, 1M USD
LIBOR + 4.00%, 6.732%, 4/21/28  6,784 6,572
Howden Group Holdings, FRN,
1M USD LIBOR + 3.25%, 5.813%,
11/12/27  4,345 4,228
HUB International, FRN, 1M USD
LIBOR + 3.00%, 5.766%, 4/25/25  9,858 9,640
HUB International, FRN, 1M USD
LIBOR + 3.25%, 5.981%, 4/25/25  131,150 129,006
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 6.45%, 3/27/28 (CAD)  6,440 4,658
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 7.748%, 3/27/28 (CAD) (3) 19,709 14,256
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
7.50%, 10.998%, 3/26/29 (CAD) (3) 5,949 4,326
KREF Holdings X, FRN, 1M USD
LIBOR + 3.50%, 5.938%, 9/1/27 (3) 5,604 5,463
Nexus Buyer, FRN, 1M USD LIBOR +
3.75%, 6.274%, 11/9/26  2,964 2,873
Nexus Buyer, FRN, 1M USD LIBOR +
6.25%, 8.63%, 11/5/29  10,100 9,536
Ryan Specialty Group, FRN, 1M USD
LIBOR + 3.00%, 5.555%, 9/1/27  6,917 6,814
Sedgwick Claims Management
Services, FRN, 1M USD LIBOR +
3.75%, 6.274%, 9/3/26  17,072 16,767
Sedgwick Claims Management
Services, FRN, 1M USD LIBOR +
4.25%, 6.774%, 9/3/26  9,497 9,350
Sedgwick Claims Management
Services, FRN, 3M USD LIBOR +
3.25%, 5.774%, 12/31/25  38,644 37,755
Starwood Property Mortgage, FRN,
1M USD LIBOR + 3.25%, 5.774%,
7/26/26 (3) 1,613 1,572
Superannuation & Investments
U.S., FRN, 1M USD LIBOR + 3.75%,
6.274%, 12/1/28  10,318 10,112
Tegra118 Wealth Solutions, FRN, 1M
USD LIBOR + 4.00%, 6.961%, 2/18/27  6,988 6,726
USI, FRN, 1M USD LIBOR + 3.25%,
5.50%, 12/2/26  29,953 29,485
USI, FRN, 3M USD LIBOR + 3.00%,
5.25%, 5/16/24  64,473 63,654
Par/Shares $ Value
(Amounts in 000s)
‡
VFH Parent, FRN, 1M TSFR + 3.00%,
5.397%, 1/7/29  11,882 11,550
707,854
Food 1.7%
Naked Juice, FRN, 1M TSFR + 6.10%,
8.154%, 1/20/30  22,507 20,556
Naked Juice, FRN, 3M TSFR + 3.25%,
5.405%, 1/20/29  9,355 8,954
Primary Products Finance, FRN, 1M
USD LIBOR + 4.15%, 4.50%, 10/22/28  11,370 11,075
Simply Good Foods USA, FRN, 1M
TSFR + 3.25%, 6.181%, 7/7/24  8,928 8,888
Triton Water Holdings, FRN, 1M USD
LIBOR + 3.50%, 5.75%, 3/31/28  10,870 10,145
Woof Holdings, FRN, 1M USD LIBOR +
3.75%, 5.813%, 12/21/27  18,543 17,987
Woof Holdings, FRN, 1M USD LIBOR +
7.25%, 9.313%, 12/21/28  24,491 23,511
101,116
Gaming 1.6%
Aristocrat Technologies, FRN, 1M
TSFR + 2.25%, 4.404%, 5/24/29  4,840 4,779
Caesars Resort Collection, FRN, 1M
USD LIBOR + 3.50%, 6.024%, 7/21/25  17,914 17,743
Caesars Resort Collection, FRN,
3M USD LIBOR + 2.75%, 5.274%,
12/23/24  10,348 10,202
Great Canadian Gaming, FRN, 1M
USD LIBOR + 4.00%, 6.096%, 11/1/26  17,085 16,718
HRNI Holdings, FRN, 1M USD LIBOR +
4.25%, 6.743%, 12/11/28 (3) 10,625 10,200
Playtika Holding, FRN, 1M USD LIBOR
+ 2.75%, 5.274%, 3/13/28  5,772 5,638
Scientific Games Holdings, FRN, 1M
TSFR + 3.20%, 4.175%, 2/4/29  10,985 10,565
Scientific Games International, FRN,
1M TSFR + 3.00%, 5.407%, 4/7/29  16,655 16,364
92,209
Health Care 15.0%
ADMI, FRN, 1M USD LIBOR + 3.75%,
6.274%, 12/23/27  633 591
AthenaHealth Group, FRN, 1M TSFR +
3.50%, 5.80%, 2/15/29 (4) 66,385 63,398
Auris Luxembourg III, FRN, 3M USD
LIBOR + 3.75%, 5.576%, 2/27/26  13,066 12,216
Azalea Topco, FRN, 1M TSFR + 3.75%,
6.227%, 7/25/26 (3) 10,828 10,422
Azalea Topco, FRN, 1M USD LIBOR +
3.50%, 6.024%, 7/24/26  25,656 24,540
Azalea Topco, FRN, 1M USD LIBOR +
3.75%, 6.274%, 7/24/26  25,392 24,218
CAB SELAS, FRN, 3M EURIBOR +
2.75%, 3.027%, 2/9/28 (EUR)  3,425 3,208
CHG Healthcare Services, FRN, 1M
USD LIBOR + 3.25%, 4.75%, 9/29/28  4,620 4,497
Curia Global, FRN, 1M USD LIBOR +
3.75%, 6.555%, 8/30/26  6,439 6,198
Diacine France, FRN, 3M EURIBOR +
3.50%, 3.50%, 12/13/24 (EUR)  2,470 2,371

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Embecta, FRN, 3M TSFR + 3.00%,
5.054%, 3/30/29  13,442 13,118
Eyecare Partners, FRN, 1M USD
LIBOR + 6.75%, 9.00%, 11/15/29  2,400 2,208
Gainwell Acquisition, FRN, 1M USD
LIBOR + 4.00%, 6.25%, 10/1/27  90,366 88,164
Heartland Dental, FRN, 1M TSFR +
5.00%, 7.296%, 9/29/28  7,500 7,237
Heartland Dental, FRN, 1M USD
LIBOR + 4.00%, 6.444%, 4/30/25  15,120 14,462
Heartland Dental, FRN, 3M USD
LIBOR + 3.50%, 6.024%, 4/30/25  33,342 31,827
ICON Luxembourg, FRN, 1M USD
LIBOR + 2.25%, 4.563%, 7/3/28  15,509 15,249
ICU Medical, FRN, 1M TSFR + 2.50%,
4.554%, 12/14/28  8,038 7,845
Insulet, FRN, 1M USD LIBOR + 3.25%,
5.774%, 5/4/28  43,135 42,056
LifePoint Health, FRN, 1M USD LIBOR
+ 3.75%, 6.274%, 11/16/25  22,082 21,371
Maravai Intermediate Holdings, FRN,
1M TSFR + 3.00%, 5.553%, 10/29/27  51,501 50,696
MED ParentCo, FRN, 1M USD LIBOR +
4.25%, 6.774%, 8/31/26  27,811 24,596
MED ParentCo, FRN, 1M USD LIBOR +
8.25%, 10.774%, 8/30/27  9,640 8,531
Medline Borrower, FRN, 1M USD
LIBOR + 3.25%, 5.774%, 10/23/28  54,858 52,243
National Mentor Holdings, FRN, 1M
USD LIBOR + 3.75%, 6.127%, 3/2/28  8,844 7,473
National Mentor Holdings, FRN, 1M
USD LIBOR + 7.25%, 9.51%, 3/2/29  13,020 11,034
Netsmart, FRN, 1M USD LIBOR +
4.00%, 6.524%, 10/1/27  4,240 4,128
Organon, FRN, 1M USD LIBOR +
3.00%, 4.625%, 6/2/28  8,609 8,501
Padagis, FRN, 1M USD LIBOR +
4.75%, 7.043%, 7/6/28 (3) 5,043 4,615
Pathway Vet Alliance, FRN, 1M USD
LIBOR + 3.75%, 6.00%, 3/31/27  16,589 15,619
Perrigo Investments, FRN, 1M TSFR +
2.50%, 4.907%, 4/20/29 (3) 8,010 7,930
PetVet Care Centers, FRN, 1M TSFR +
5.00%, 7.25%, 2/14/25 (2) 19,280 18,846
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 6.024%, 2/14/25  70,582 68,230
PetVet Care Centers, FRN, 3M USD
LIBOR + 2.75%, 5.274%, 2/14/25  3,207 3,074
PetVet Care Centers, FRN, 3M USD
LIBOR + 3.25%, 5.774%, 2/14/25  3,616 3,478
PetVet Care Centers, FRN, 3M USD
LIBOR + 6.25%, 8.774%, 2/13/26  27,663 26,764
Phoenix Newco, FRN, 1M USD LIBOR
+ 3.25%, 5.774%, 11/15/28  24,405 23,734
Phoenix Newco, FRN, 1M USD LIBOR
+ 6.50%, 9.024%, 11/15/29  26,130 24,693
Project Ruby Ultimate Parent, FRN, 1M
USD LIBOR + 3.25%, 5.774%, 3/10/28  14,155 13,711
Radiology Partners, FRN, 1M USD
LIBOR + 4.25%, 6.659%, 7/9/25  7,320 6,814
Par/Shares $ Value
(Amounts in 000s)
‡
Roar BidCo, FRN, 3M EURIBOR +
3.20%, 3.539%, 2/17/28 (EUR)  4,850 4,614
SAM Bidco, FRN, 1M USD LIBOR +
3.25%, 5.50%, 12/13/24 (3) 3,245 3,067
Select Medical, FRN, 3M USD LIBOR +
2.50%, 5.03%, 3/6/25  6,501 6,349
Southern Veterinary Partners, FRN, 1M
USD LIBOR + 4.00%, 6.524%, 10/5/27  14,929 14,369
Southern Veterinary Partners, FRN,
1M USD LIBOR + 7.75%, 10.274%,
10/5/28  1,200 1,144
Sunshine Luxembourg VII, FRN, 1M
USD LIBOR + 3.00%, 6.00%, 10/1/26  9,844 9,469
Surgery Center Holdings, FRN, 1M
USD LIBOR + 3.75%, 6.14%, 8/31/26  35,602 34,496
U.S. Radiology Specialists, FRN,
1M USD LIBOR + 5.25%, 7.563%,
12/15/27  7,194 6,864
Waystar Technologies, FRN, 1M USD
LIBOR + 4.00%, 6.524%, 10/22/26  17,424 17,025
877,303
Information Technology 11.5%
Applied Systems, FRN, 1M USD LIBOR
+ 3.00%, 5.25%, 9/19/24 (2) 42,661 42,256
Applied Systems, FRN, 1M USD LIBOR
+ 5.50%, 7.75%, 9/19/25  41,948 41,458
AppLovin, FRN, 1M USD LIBOR +
3.00%, 5.25%, 10/25/28  11,504 11,166
Boxer Parent, FRN, 1M USD LIBOR +
3.75%, 6.274%, 10/2/25  8,029 7,733
Boxer Parent, FRN, 1M USD LIBOR +
5.50%, 8.024%, 2/27/26  5,600 5,348
CCC Intelligent Solutions, FRN, 3M
USD LIBOR + 2.25%, 4.50%, 9/21/28  5,117 5,006
Central Parent, FRN, 1M TSFR +
4.50%, 6.61%, 6/9/29  60,400 58,798
ConnectWise, FRN, 1M USD LIBOR +
3.50%, 5.75%, 9/29/28  9,311 9,035
Conservice Midco, FRN, 1M USD
LIBOR + 4.25%, 6.774%, 5/13/27  3,948 3,830
Delta Topco, FRN, 1M USD LIBOR +
7.25%, 9.336%, 12/1/28  7,620 6,814
ECI Macola, FRN, 1M USD LIBOR +
3.75%, 6.00%, 11/9/27  16,776 16,381
Entegris, FRN, 1M TSFR + 3.00%,
5.597%, 3/2/29  26,065 25,981
Epicor Software, FRN, 1M USD LIBOR
+ 3.25%, 5.774%, 7/30/27  82,917 80,343
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 10.274%, 7/31/28  16,791 16,700
Hyland Software, FRN, 1M USD LIBOR
+ 3.50%, 6.024%, 7/1/24  15,560 15,343
Hyland Software, FRN, 1M USD LIBOR
+ 6.25%, 8.774%, 7/7/25  27,501 27,020
Infinite Bidco, FRN, 1M USD LIBOR +
3.25%, 5.50%, 3/2/28  4,736 4,600
Infinite Bidco, FRN, 1M USD LIBOR +
7.00%, 9.25%, 3/2/29  7,387 6,907
Magnite, FRN, 1M USD LIBOR +
5.00%, 7.741%, 4/28/28  5,497 5,277

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
McAfee, FRN, 1M TSFR + 4.00%,
6.407%, 3/1/29  14,805 14,009
MH Sub I, FRN, 1M USD LIBOR +
3.75%, 6.274%, 9/13/24  36,063 35,132
MH Sub I, FRN, 1M USD LIBOR +
6.25%, 8.705%, 2/23/29  26,410 25,274
MH Sub I, FRN, 3M USD LIBOR +
3.75%, 6.274%, 9/13/24  25,981 25,302
Mitchell International, FRN, 1M USD
LIBOR + 6.50%, 9.57%, 10/15/29  13,651 12,807
Planview Parent, FRN, 1M USD LIBOR
+ 4.00%, 6.524%, 12/17/27  8,027 7,777
Proofpoint, FRN, 1M USD LIBOR +
3.25%, 6.32%, 8/31/28  4,757 4,570
Proofpoint, FRN, 3M USD LIBOR +
6.25%, 9.32%, 8/31/29  6,480 6,318
RealPage, FRN, 1M USD LIBOR +
3.00%, 5.524%, 4/24/28  30,445 29,248
RealPage, FRN, 1M USD LIBOR +
6.50%, 9.024%, 4/23/29  26,415 25,656
Shutterfly, FRN, 1M USD LIBOR +
5.00%, 7.25%, 9/25/26  16,549 12,460
Sophia, FRN, 1M TSFR + 4.00%,
6.459%, 10/7/27  18,695 18,228
Sophia, FRN, 1M USD LIBOR + 3.50%,
5.75%, 10/7/27  32,605 31,444
Sovos Compliance, FRN, 1M USD
LIBOR + 4.50%, 7.024%, 8/11/28  4,848 4,708
Storable, FRN, 1M TSFR + 3.50%,
5.995%, 4/17/28  5,863 5,657
Tenable, FRN, 1M USD LIBOR +
2.75%, 5.556%, 7/7/28  2,424 2,339
TIBCO Software, FRN, 1M USD LIBOR
+ 3.75%, 6.28%, 6/30/26  9,253 9,198
TIBCO Software, FRN, 1M USD LIBOR
+ 7.25%, 9.78%, 3/3/28  4,657 4,628
Uber Technologies, FRN, 1M USD
LIBOR + 3.50%, 6.57%, 4/4/25  6,999 6,942
671,693
Lodging 0.4%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 4.75%, 7.127%, 2/2/26  8,886 8,264
Aimbridge Acquisition, FRN, 3M USD
LIBOR + 3.75%, 6.274%, 2/2/26  13,792 12,688
RHP Hotel Properties, FRN, 1M USD
LIBOR + 2.00%, 4.53%, 5/11/24  3,211 3,174
24,126
Manufacturing 3.3%
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 3.75%, 6.00%,
5/19/28  22,481 21,710
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 6.00%, 8.25%,
5/21/29  21,811 20,795
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 6.50%, 8.75%,
5/21/29  15,007 14,300
Engineered Machinery Holdings,
FRN, 3M EURIBOR + 3.75%, 3.75%,
5/21/28 (EUR)  3,707 3,533
Par/Shares $ Value
(Amounts in 000s)
‡
Filtration Group, FRN, 1M USD LIBOR
+ 3.50%, 6.024%, 10/21/28  36,519 35,496
Filtration Group, FRN, 3M USD LIBOR
+ 3.00%, 5.524%, 3/31/25 (2) 46,575 45,724
LTI Holdings, FRN, 1M USD LIBOR +
4.50%, 7.024%, 7/24/26  2,673 2,537
LTI Holdings, FRN, 1M USD LIBOR +
4.50%, 7.024%, 7/24/26  2,060 1,955
LTI Holdings, FRN, 3M USD LIBOR +
3.25%, 5.774%, 9/6/25  945 894
LTI Holdings, FRN, 3M USD LIBOR +
6.75%, 9.274%, 9/6/26  9,853 9,194
Madison IAQ, FRN, 1M USD LIBOR +
3.25%, 4.524%, 6/21/28  11,305 10,890
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 6.489%, 8/31/28  15,516 15,154
SRAM, FRN, 1M USD LIBOR + 2.75%,
5.367%, 5/18/28  11,372 11,088
Watlow Electric Manufacturing, FRN,
1M USD LIBOR + 3.75%, 6.274%,
3/2/28  10 10
193,280
Metals & Mining 0.1%
Grinding Media, FRN, 1M USD LIBOR
+ 4.00%, 4.796%, 10/12/28 (3) 7,214 6,925
6,925
Publishing 0.1%
Cengage Learning, FRN, 1M USD
LIBOR + 4.75%, 7.814%, 7/14/26  7,036 6,636
6,636
Restaurants 1.6%
Dave & Buster's, FRN, 1M TSFR +
5.00%, 7.455%, 6/29/29  22,385 21,844
IRB Holding, FRN, 1M TSFR + 3.00%,
5.437%, 12/15/27  17,444 16,852
IRB Holding, FRN, 1M USD LIBOR +
2.75%, 5.274%, 2/5/25  40,284 39,395
MIC Glen, FRN, 1M USD LIBOR +
6.75%, 9.274%, 7/20/29  3,945 3,777
Tacala Investment, FRN, 1M USD
LIBOR + 7.50%, 10.024%, 2/4/28  10,032 9,405
Tacala Investment, FRN, 1M USD
LIBOR + 7.50%, 6.024%, 2/5/27  5,009 4,794
96,067
Retail 1.1%
At Home Group, FRN, 1M USD LIBOR
+ 4.00%, 6.277%, 7/24/28  5,952 4,726
CNT Holdings I, FRN, 1M USD LIBOR
+ 3.50%, 5.812%, 11/8/27  17,953 17,520
CNT Holdings I, FRN, 1M USD LIBOR
+ 6.75%, 9.062%, 11/6/28  5,985 5,781
Petco Health & Wellness, FRN, 1M
USD LIBOR + 3.25%, 5.50%, 3/3/28  7,066 6,840
PetSmart, FRN, 1M USD LIBOR +
3.75%, 6.27%, 2/11/28  29,321 28,587
63,454
Satellites 1.1%
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.50%, 5.024%, 11/4/26  41,924 41,348

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Maxar Technologies, FRN, 1M TSFR +
4.25%, 6.805%, 6/9/29  9,650 9,249
Xplornet Communications, FRN, 1M
USD LIBOR + 4.00%, 6.524%, 10/2/28  9,052 8,345
Xplornet Communications, FRN,
1M USD LIBOR + 7.00%, 9.524%,
10/1/29 (3) 6,965 6,408
65,350
Services 10.4%
Advantage Sales & Marketing, FRN,
1M USD LIBOR + 4.50%, 6.876%,
10/28/27  11,633 10,896
AG Group Holdings, FRN, 1M TSFR +
4.00%, 6.56%, 12/29/28  19,013 18,585
AI Aqua Merger Sub, FRN, 1M TSFR +
4.00%, 7/30/28 (2) 7,110 6,829
AI Aqua Merger Sub, FRN, 1M USD
LIBOR + 3.75%, 6.037%, 7/31/28  8,325 7,984
Albion Acquisitions, FRN, 1M USD
LIBOR + 5.25%, 8.009%, 8/17/26  18,751 17,860
Allied Universal Holdco, FRN, 1M USD
LIBOR + 3.75%, 6.274%, 5/12/28  4,392 4,184
Anticimex Global, FRN, 1M USD
LIBOR + 3.50%, 6.57%, 11/16/28  6,217 6,009
Anticimex Global, FRN, 1M USD
LIBOR + 4.00%, 5.598%, 11/16/28  6,164 5,989
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 6.024%, 12/11/28  29,054 27,654
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 8.274%, 12/10/29  59,551 53,358
Broom Holdings Bidco, FRN, 1M
EURIBOR + 3.75%, 3.75%, 8/24/28
(EUR)  6,925 6,613
Camelot Finance, FRN, 1M USD
LIBOR + 3.00%, 5.524%, 10/30/26  4,067 3,963
Ceridian HCM Holding, FRN, 1M USD
LIBOR + 2.50%, 5.024%, 4/30/25  2,985 2,906
CoreLogic, FRN, 1M USD LIBOR +
6.50%, 9.063%, 6/4/29  16,720 13,223
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 3.75%,
6.274%, 3/31/28  11,143 10,888
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 6.75%,
9.274%, 3/30/29  4,360 4,029
Dun & Bradstreet, FRN, 1M USD
LIBOR + 3.25%, 5.743%, 2/6/26  8,331 8,085
EG America, FRN, 1M USD LIBOR +
4.25%, 6.50%, 3/31/26  8,321 8,126
EG America, FRN, 3M USD LIBOR +
4.00%, 6.25%, 2/7/25  17,074 16,647
EG Finco, FRN, 3M EURIBOR + 7.00%,
7.00%, 4/30/27 (EUR)  16,965 15,110
GFL Environmental, FRN, 1M USD
LIBOR + 3.00%, 5.806%, 5/30/25  23,763 23,604
Loyalty Ventures, FRN, 1M USD LIBOR
+ 4.50%, 7.024%, 11/3/27  6,002 4,336
Mermaid Bidco, FRN, 1M USD LIBOR
+ 3.50%, 6.302%, 12/22/27 (3) 11,441 10,869
Par/Shares $ Value
(Amounts in 000s)
‡
Prime Security Services Borrower,
FRN, 1M USD LIBOR + 2.75%,
5.107%, 9/23/26  2,189 2,136
Project Boost Purchaser, FRN, 1M
USD LIBOR + 3.50%, 6.024%, 5/30/26  6,736 6,522
Project Boost Purchaser, FRN, 1M
USD LIBOR + 3.50%, 6.024%, 6/1/26  3,854 3,732
Renaissance Holdings, FRN, 1M TSFR
+ 4.50%, 6.186%, 3/30/29  11,995 11,689
Renaissance Holdings, FRN, 3M USD
LIBOR + 3.25%, 5.774%, 5/30/25 (2) 12,379 12,025
Renaissance Holdings, FRN, 3M USD
LIBOR + 7.00%, 9.524%, 5/29/26  5,060 4,858
Sabre GLBL, FRN, 1M TSFR + 4.25%,
6.805%, 6/30/28  7,646 7,251
Sabre GLBL, FRN, 1M TSFR + 5.00%,
7.555%, 6/30/28 (3) 8,235 7,926
Sabre GLBL, FRN, 1M USD LIBOR +
3.50%, 6.024%, 12/17/27  4,827 4,513
Skopima Consilio Parent, FRN, 1M
USD LIBOR + 4.00%, 6.524%, 5/12/28  12,102 11,640
Staples, FRN, 3M USD LIBOR + 5.00%,
7.782%, 4/16/26  21,692 19,054
TK Elevator U.S. Newco, FRN, 6M USD
LIBOR + 3.50%, 6.871%, 7/30/27  18,808 18,232
TruGreen, FRN, 1M USD LIBOR +
4.00%, 6.524%, 11/2/27  1,699 1,627
TruGreen, FRN, 1M USD LIBOR +
8.50%, 10.75%, 11/2/28 (3) 13,577 12,627
UKG, FRN, 1M USD LIBOR + 3.25%,
5.535%, 5/4/26  54,210 52,439
UKG, FRN, 1M USD LIBOR + 5.25%,
7.535%, 5/3/27  119,805 116,417
USIC Holdings, FRN, 1M USD LIBOR +
3.50%, 6.024%, 5/12/28  5,180 5,004
USIC Holdings, FRN, 1M USD LIBOR +
6.50%, 9.024%, 5/14/29  8,270 7,588
VeriFone Systems, FRN, 3M USD
LIBOR + 4.00%, 6.997%, 8/20/25  9,490 8,743
White Cap Buyer, FRN, 1M TSFR +
3.75%, 6.272%, 10/19/27  4,357 4,201
605,971
Utilities 2.5%
Brookfield WEC Holdings, FRN, 1M
TSFR + 3.75%, 6.19%, 8/1/25  21,915 21,542
Brookfield WEC Holdings, FRN, 1M
USD LIBOR + 2.75%, 5.274%, 8/1/25  10,691 10,422
Covanta Holding, FRN, 1M USD LIBOR
+ 2.50%, 5.024%, 11/30/28  7,320 7,158
Exgen Renewables IV, FRN, 3M USD
LIBOR + 2.50%, 5.57%, 12/15/27  16,233 15,996
PG&E, FRN, 1M USD LIBOR + 3.00%,
5.563%, 6/23/25 (2) 49,406 48,387
Pike, FRN, 1M TSFR + 3.50%, 6.022%,
1/21/28  5,210 5,119
Pike, FRN, 1M USD LIBOR + 3.00%,
5.53%, 1/21/28  14,444 14,104
TerraForm Power Operating, FRN, 1M
TSFR + 2.75%, 5.115%, 5/30/29  25,025 24,775
147,503

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wireless Communications 1.8%
Asurion, FRN, 1M TSFR + 4.00%,
6.401%, 8/19/28  9,360 8,721
Asurion, FRN, 1M USD LIBOR +
3.25%, 5.774%, 12/23/26  12,127 11,088
Asurion, FRN, 1M USD LIBOR +
3.25%, 5.774%, 7/31/27  12,632 11,538
Asurion, FRN, 1M USD LIBOR +
5.25%, 7.774%, 1/31/28  16,785 14,351
Asurion, FRN, 1M USD LIBOR +
5.25%, 7.774%, 1/20/29  55,160 46,817
CCI Buyer, FRN, 1M TSFR + 4.00%,
6.054%, 12/17/27  8,153 7,827
CD&R Firefly Bidco, FRN, 3M GBP
LIBOR + 8.36%, 9.546%, 6/1/26
(GBP) (3) 3,300 3,469
103,811
Total Bank Loans (Cost $5,212,562) 5,054,595
CONVERTIBLE PREFERRED STOCKS 0.2%
Energy 0.1%
NuStar Energy, VR, 10.75% (5)(6) 140 4,238
4,238
Insurance 0.0%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,856 (7)(8) 3 2,791
2,791
Utilities 0.1%
American Electric Power, 6.125%,
8/15/23  68 3,748
3,748
Total Convertible Preferred Stocks
(Cost $9,961) 10,777
CORPORATE BONDS 7.1%
Aerospace & Defense 0.2%
TransDigm, 8.00%, 12/15/25 (5) 11,850 12,117
12,117
Airlines 0.5%
American Airlines, 5.75%, 4/20/29 (5) 5,455 4,916
American Airlines, 11.75%, 7/15/25 (5) 15,825 17,408
Mileage Plus Holdings, 6.50%,
6/20/27 (5) 3,155 3,163
United Airlines, 4.625%, 4/15/29 (5) 4,015 3,523
29,010
Automotive 0.9%
Ford Motor Credit, 4.063%, 11/1/24  6,300 6,118
Ford Motor Credit, 5.584%, 3/18/24  6,000 5,983
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 7.177%, 10/15/26 (5) 39,265 36,320
Tenneco, 7.875%, 1/15/29 (5) 6,195 6,242
54,663
Par/Shares $ Value
(Amounts in 000s)
‡
Banking 0.1%
Morgan Stanley, FRN, SOFR + 1.165%,
3.374%, 4/17/25  7,500 7,446
7,446
Broadcasting 0.2%
Clear Channel Outdoor Holdings,
5.125%, 8/15/27 (5) 7,000 6,265
iHeartCommunications, 5.25%,
8/15/27 (5) 1,270 1,146
Townsquare Media, 6.875%, 2/1/26 (5) 3,235 3,009
Urban One, 7.375%, 2/1/28 (5) 1,770 1,593
12,013
Cable Operators 0.5%
Altice France Holding, 10.50%,
5/15/27 (5) 16,455 14,295
Radiate Holdco, 4.50%, 9/15/26 (5) 15,245 13,111
27,406
Chemicals 0.2%
Avient, 5.75%, 5/15/25 (5) 6,000 5,903
Kobe U.S. Midco 2, 9.25%, 11/1/26,
(9.25% Cash or 10.00% PIK) (5)(9) 5,510 4,463
10,366
Energy 0.1%
NGL Energy Operating, 7.50%,
2/1/26 (5) 7,500 6,825
6,825
Entertainment & Leisure 0.2%
Carnival, 9.875%, 8/1/27 (5) 3,315 3,340
Cedar Fair, 5.50%, 5/1/25 (5) 6,000 5,880
Deuce Finco, FRN, 3M EURIBOR +
4.75%, 4.75%, 6/15/27 (EUR) (5) 3,245 2,906
12,126
Financial 1.2%
Acrisure, 7.00%, 11/15/25 (5) 2,815 2,650
Acrisure, 10.125%, 8/1/26 (5) 13,020 13,085
Advisor Group Holdings, 10.75%,
8/1/27 (5) 5,150 5,163
AG Issuer, 6.25%, 3/1/28 (5) 6,280 5,778
AG TTMT Escrow Issuer, 8.625%,
9/30/27 (5) 4,250 4,245
Alliant Holdings Intermediate, 6.75%,
10/15/27 (5) 3,230 2,935
Aretec Escrow Issuer, 7.50%,
4/1/29 (5) 8,930 7,680
AssuredPartners, 7.00%, 8/15/25 (5) 2,622 2,514
GTCR AP Finance, 8.00%, 5/15/27 (5) 7,025 6,840
HUB International, 7.00%, 5/1/26 (5) 10,620 10,394
Ryan Specialty Group, 4.375%,
2/1/30 (5) 1,060 946
USI, 6.875%, 5/1/25 (5) 10,620 10,275
72,505
Gaming 0.1%
International Game Technology, 6.50%,
2/15/25 (5) 6,655 6,605
6,605
Health Care 0.3%
CHS, 8.00%, 12/15/27 (5) 6,785 5,971
HCA, 5.375%, 2/1/25  6,100 6,161

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Mozart Debt Merger Sub, 3.875%,
4/1/29 (5) 7,650 6,464
18,596
Information Technology 0.2%
Photo Holdings Merger Sub, 8.50%,
10/1/26 (5) 11,100 8,380
8,380
Lodging 0.1%
Hilton Domestic Operating, 5.375%,
5/1/25 (5) 6,000 5,940
5,940
Manufacturing 0.2%
Sensata Technologies, 5.00%,
10/1/25 (5) 8,700 8,515
Sensata Technologies, 5.625%,
11/1/24 (5) 3,165 3,181
11,696
Metals & Mining 0.1%
Big River Steel, 6.625%, 1/31/29 (5) 4,268 4,236
4,236
Satellites 0.4%
Connect Finco, 6.75%, 10/1/26 (5) 10,715 9,777
Intelsat Jackson Holdings, 6.50%,
3/15/30 (5) 8,415 7,605
Maxar Technologies, 7.75%,
6/15/27 (5) 6,845 6,794
24,176
Services 0.7%
Allied Universal Holdco, 6.625%,
7/15/26 (5) 2,805 2,615
Allied Universal Holdco, 9.75%,
7/15/27 (5) 15,840 14,335
eG Global Finance, 8.50%,
10/30/25 (5) 790 735
Presidio Holdings, 8.25%, 2/1/28 (5) 5,553 5,039
Sabre GLBL, 7.375%, 9/1/25 (5) 10,910 10,392
Par/Shares $ Value
(Amounts in 000s)
‡
Sabre GLBL, 9.25%, 4/15/25 (5) 6,975 6,923
40,039
Telephones 0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 2.724%, 3/20/26  9,405 9,236
9,236
Utilities 0.6%
NextEra Energy Operating Partners,
4.25%, 7/15/24 (5) 6,000 5,805
Vistra, VR, 7.00% (5)(6)(10) 25,300 23,529
Vistra Operations, 5.125%, 5/13/25 (5) 7,400 7,363
36,697
Wireless Communications 0.1%
Sprint, 7.125%, 6/15/24  6,000 6,195
6,195
Total Corporate Bonds (Cost
$448,639) 416,273
SHORT-TERM INVESTMENTS 4.7%
Money Market Funds 4.6%
T. Rowe Price Government Reserve
Fund, 2.36% (11)(12) 267,491 267,491
267,491
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 1.186%, 10/6/22  4,500 4,490
4,490
Total Short-Term Investments (Cost
$271,986) 271,981
Total Investments in
Securities 98.4%
(Cost $5,943,148) $ 5,753,626
Other Assets Less Liabilities 1.6% 95,603
Net Assets 100.0% $ 5,849,229
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2022, were $13,719 and were valued at $13,666 (0.2% of net assets).
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $379,372 and represents
6.5% of net assets.
(6) Perpetual security with no stated maturity date.
(7) Non-income producing
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,791 and represents 0.0% of net assets.

T. ROWE PRICE Institutional Floating Rate Fund

.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M GBP LIBOR Three month GBP LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold (0.0)%
Goldman Sachs, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 6/20/23 * 392 (3) (16) 13
Total Bilateral Credit Default Swaps, Protection Sold (16) 13
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 1.844% (SOFR) at Maturity, 9/20/22 11,000 (310) — (310)
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 2.290% (SOFR) at Maturity, 9/20/22 22,270 (236) — (236)
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 2.290% (SOFR) at Maturity, 3/20/23 24,570 823 — 823
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 2.290% (SOFR) at Maturity, 3/20/23 16,315 493 — 493
Total Bilateral Total Return Swaps — 770
Total Bilateral Swaps (16) 783
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 1,260 (11) (58) 47
Total Centrally Cleared Credit Default Swaps, Protection Sold 47
Total Centrally Cleared Swaps 47
Net payments (receipts) of variation margin to date (48)
Variation margin receivable (payable) on centrally cleared swaps $ (1)
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 10/21/22 USD 4,965 GBP 4,137 $ 154
HSBC Bank 11/25/22 USD 19,092 EUR 18,475 418
JPMorgan Chase 10/21/22 USD 290 GBP 242 9
Morgan Stanley 10/21/22 GBP 356 USD 420 (6)
State Street 10/21/22 USD 7,778 CAD 10,262 (34)
State Street 11/25/22 USD 18,800 EUR 18,199 405
UBS Investment Bank 10/21/22 USD 15,946 CAD 20,835 87
UBS Investment Bank 11/25/22 USD 38,104 EUR 36,858 849
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,882

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ —# $ — $ 1,262+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government Reserve Fund, 2.36% $ 524,043  ¤  ¤ $ 267,491^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,262 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $267,491.

T. ROWE PRICE Institutional Floating Rate Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Floating Rate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Institutional Floating Rate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 416,273 $ — $ 416,273
Bank Loans — 4,830,410 224,185 5,054,595
Convertible Preferred Stocks — 10,777 — 10,777
Short-Term Investments 267,491 4,490 — 271,981
Total Securities 267,491 5,261,950 224,185 5,753,626
Swaps* — 1,363 — 1,363
Forward Currency Exchange Contracts — 1,922 — 1,922
Total $ 267,491 $ 5,265,235 $ 224,185 $ 5,756,911
Liabilities
Swaps $ — $ 549 $ — $ 549
Forward Currency Exchange Contracts — 40 — 40
Total $ — $ 589 $ — $ 589
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2022, totaled $523,000 for the period ended August 31, 2022. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of August 31, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E170-054Q1 08/22
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
8/31/22
Investment in Securities
Bank Loans $ 288,785 $ (2,797) $ 26,759 $ (65,914) $ 89,346 $ (111,994) $ 224,185